Right-of-use assets and lease liabilities (Details Narrative) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Apr. 07, 2026	Jun. 30, 2025	Jun. 11, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 21, 2021	Dec. 21, 2020	Jul. 11, 2026	May 28, 2026	Dec. 31, 2025	Sep. 19, 2025
Property, Plant, and Equipment [Line Items]
short-term receivable	$ 4,418,000				$ 4,418,000						$ 12,767,000
Operating Lease, Right-of-Use Asset	1,700,000				1,700,000						7,770,000
Finance Lease, Right-of-Use Asset, Amortization					1,357,000	$ 0
Sakura Princess [Member]
Property, Plant, and Equipment [Line Items]
Duration of the agreement								five-year
Sale Price								$ 24,527,000
Seller's Credit								4,425,000
short-term receivable	4,418,000				4,418,000
Finance Lease, Liability								$ 5,148,000
Finance Lease, Liability, Current	138,000				138,000						249,000
Operating Lease, Right-of-Use Asset	$ 1,700,000				$ 1,700,000						$ 3,441,000
incremental borrowing rate	4.55%				4.55%							2.54%
Operating Lease, Weighted Average Remaining Lease Term	5 months 23 days				5 months 23 days						11 months 19 days
Sublease Income	$ 7,220,000				$ 12,908,000
Arctic and Antarctic [Member]
Property, Plant, and Equipment [Line Items]
Duration of the agreement							five-year
Sale Price							$ 52,304,000
Seller's Credit							$ 8,415,000
Finance Lease, Liability, Current		$ 41,304,000
Operating Lease, Right-of-Use Asset											$ 4,329,000
Sublease Income	3,527,000				3,527,000
Payments to Acquire Property, Plant, and Equipment		$ 8,415,000
Finance Lease, Weighted Average Discount Rate, Percent		4.97%
Finance Lease, Principal Payments	1,637,000
Finance Lease, Interest Expense	332,000
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization		$ 49,719,000
Finance Lease, Right-of-Use Asset, Amortization	1,357,000
Operating Lease, Lease Income	$ 173,000				$ 8,402,000
Arctic, Antarctic and Sakura Princess [Member]
Property, Plant, and Equipment [Line Items]
Sublease Income			$ 7,192,000			$ 12,728,000
Antarctic [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Addition				$ 20,000,000
Incentive to Lessee				$ 4,207,500
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization									$ 39,999,000
Arctic [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization										$ 48,362,000